WARRANTS (Details) - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Shares
Warrants outstanding - beginning of year	20,709,845	19,550,817
Warrants exercised		(10,332,199)
Warrants granted	1,118,068	11,491,227
Warrants expired	(3,886,800)
Warrants outstanding - end of period	17,941,113	20,709,845
Weighted Average Exercise Price
Warrants outstanding - beginning of year	$ 0.23	$ 0.17
Warrants exercised	0.00	0.19
Warrants granted	0.16	$ 0.30
Warrants expired	(0.33)
Warrants outstanding - end of period	$ 0.20	$ 0.23